Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 99.1%
Brazil — 3.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	52,327	$1,602,480
TOTVS S.A.	89,086	602,466
		2,204,946
China — 14.5%
Contemporary Amperex Technology Co., Ltd., Class A	38,192	2,259,670
Eastroc Beverage Group Co., Ltd., Class A	6,158	182,979
Eastroc Beverage Group Co., Ltd., Class H*	12,769	328,621
NetEase, Inc.	48,285	1,078,919
Nongfu Spring Co., Ltd., Class H@	181,811	1,099,419
Shenzhen Inovance Technology Co., Ltd., Class A	87,720	859,344
Tencent Holdings Ltd.	56,947	3,591,783
		9,400,735
Greece — 1.6%
Eurobank S.A.	254,785	1,020,168
Hong Kong — 10.9%
AIA Group Ltd.	259,214	2,880,212
Alibaba Group Holding Ltd.	64,063	1,004,155
Hong Kong Exchanges & Clearing Ltd.	19,854	1,001,594
Prudential PLC	62,801	873,129
Techtronic Industries Co., Ltd.	99,726	1,324,385
		7,083,475
India — 11.0%
Bajaj Finance Ltd.	64,969	555,919
Bharat Electronics Ltd.	400,679	1,714,606
Bharti Airtel Ltd.	84,866	1,612,742
Eicher Motors Ltd.	6,507	455,611
ICICI Bank Ltd.	51,123	656,279
Max Healthcare Institute Ltd.	19,274	197,767
Power Grid Corp. of India Ltd.	516,700	1,626,722
Titan Co., Ltd.	7,390	310,400
		7,130,046
Mexico — 2.4%
Arca Continental S.A.B. de C.V.	132,517	1,526,426
Philippines — 1.4%
International Container Terminal Services, Inc.	79,383	899,993
Saudi Arabia — 1.0%
The Saudi National Bank	57,294	646,782
Singapore — 2.8%
Singapore Technologies Engineering Ltd.	198,806	1,687,313
Trip.com Group Ltd.	2,781	137,434
		1,824,747
South Africa — 5.2%
Capitec Bank Holdings Ltd.	8,640	2,122,797
	Number of Shares	Value†

South Africa — (continued)
Clicks Group Ltd.	10,126	$173,218
Naspers Ltd., Class N	20,240	1,046,955
		3,342,970
South Korea — 15.1%
HD Hyundai Electric Co., Ltd.	2,067	1,171,344
KB Financial Group, Inc.	12,613	1,238,224
Samsung Electronics Co., Ltd.	33,682	3,939,494
Samsung Fire & Marine Insurance Co., Ltd.	1,941	581,390
SK hynix, Inc.	5,016	2,845,904
		9,776,356
Switzerland — 1.5%
Coca-Cola HBC AG*	17,006	957,934
Taiwan — 20.8%
Accton Technology Corp.	41,215	2,033,432
Airtac International Group	30,244	963,285
ASPEED Technology, Inc.	2,776	956,873
Delta Electronics, Inc.	14,646	660,393
Elite Material Co., Ltd.	26,633	2,273,032
MediaTek, Inc.	2,620	125,669
Taiwan Semiconductor Manufacturing Co., Ltd.	111,791	6,465,379
		13,478,063
Thailand — 1.7%
Advanced Info Service PCL	97,534	1,113,273
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	168,247	574,430
Emaar Properties PJSC	47,259	154,652
		729,082
United Kingdom — 1.1%
Lion Finance Group PLC	5,516	684,644
United States — 3.3%
PriceSmart, Inc.	14,135	2,127,317
Uruguay — 0.3%
MercadoLibre, Inc.*	114	197,108
TOTAL COMMON STOCKS (Cost $53,855,684)		64,144,065

PREFERRED STOCKS — 2.3%
Brazil — 2.3%
Itau Unibanco Holding S.A. (Cost $1,363,761)	177,054	1,486,203

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $542,651)	542,651	$542,651
TOTAL INVESTMENTS — 102.2% (Cost $55,762,096)		$66,172,919
Other Assets & Liabilities — (2.2)%		(1,453,226)
TOTAL NET ASSETS — 100.0%		$64,719,693

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $1,099,419, which represents 1.7% of the Fund’s net assets.
AG— Aktiengesellschaft.
PCL— Public Company Limited.
PJSC— Private Joint Stock Company.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Country Weightings as of 3/31/2026††
Taiwan	20%
South Korea	15
China	14
India	11
Hong Kong	11
Brazil	6
South Africa	5
Other	18
Total	100%
††	% of total investments as of March 31, 2026.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	5.3%	$3,401,919
Auto Parts & Equipment	3.5	2,259,670
Banks	5.6	3,582,303
Beverages	6.4	4,095,379
Commercial Services	1.4	899,993
Diversified Financial Services	7.7	4,918,534
Electric	2.5	1,626,722
Electrical Components & Equipment	1.0	660,393
Electronics	4.9	3,132,376
Hand & Machine Tools	2.1	1,324,385
Healthcare Services	0.3	197,767
Insurance	6.8	4,334,731
Internet	9.3	5,977,435
Leisure Time	0.7	455,611
Machinery — Construction & Mining	1.8	1,171,344
Miscellaneous Manufacturing	1.5	963,285
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Real Estate	0.2%	$154,652
Retail	4.1	2,610,935
Semiconductors	22.4	14,333,319
Software	2.6	1,681,385
Telecommunications	7.4	4,759,447
Water	2.5	1,602,480
	100.0%	$64,144,065

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